united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Andrew B. Rogers, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 10/31

Date of reporting period: 04/30/17

Item 1. Reports to Stockholders.

Princeton Premium Fund
Class A Shares: PPFAX
Class I Shares: PPFIX

Semi-Annual Report
April 30, 2017

www.PrincetonPremiumFund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA

Princeton Premium Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2017

The Fund’s performance figures* for the period ended April 30, 2017, as compared to its benchmark:

Since Inception** -
April 30, 2017
Princeton Premium Fund Class A	3.40%
Princeton Premium Fund Class A with load	(2.54)%
Princeton Premium Fund Class I	3.50%
S&P 500 Total Return Index	10.47%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s return would have been lower had the Advisor not waived fees or reimbursed expenses. The Fund’s total annual operating expenses before any fee waiver are 2.43% for Class A shares and 2.18% for Class I shares per the September 1, 2016, prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.21% for Class A and 1.96% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.

**	Inception date for the fund is November 16, 2016.

Holdings by Asset Class as of April 30, 2017	% of Net Assets
U.S. Government Obligations	95.9%
Short-Term Investment	13.0%
Purchased Call Options	0.1%
Purchased Put Options	0.1%
Other Assets Less Liabilities	(9.1)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Princeton Premium Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2017

No. of
Contracts		Value +
	PURCHASED CALL OPTIONS - 0.1%
242	S&P 500 Index	2,420
	Expiration May 3, 2017, Strike Level 2,500
271	S&P 500 Index	2,710
	Expiration May 5, 2017, Strike Level 2,505
53	S&P 500 Index	530
	Expiration May 5, 2017, Strike Level 2,500

	TOTAL PURCHASED CALL OPTIONS (Cost $3,477)	5,660

	PURCHASED PUT OPTIONS - 0.1%
242	S&P 500 Index	3,630
	Expiration May 3, 2017, Strike Level 2,200
53	S&P 500 Index	1,193
	Expiration May 5, 2017, Strike Level 2,190
271	S&P 500 Index	6,097
	Expiration May 5, 2017, Strike Level 2,185

	TOTAL PURCHASED PUT OPTIONS (Cost $15,613)	10,920

Shares		Value
	SHORT-TERM INVESTMENTS - 108.9%
	MONEY MARKET FUND - 13.0%
1,186,048	Goldman Sachs Financial Square Funds - Government Fund, 0.47% * (Cost $1,186,048)	1,186,048

Principal ($)		Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 95.9% ^
425,000	United States Treasury Bill, 0.49% due 5/11/2017	424,938
400,000	United States Treasury Bill, 0.49% due 5/18/2017	399,904
400,000	United States Treasury Bill, 0.49% due 5/25/2017	399,866
600,000	United States Treasury Bill, 0.44% due 6/1/2017	599,767
500,000	United States Treasury Bill, 0.52% due 6/8/2017	499,723
543,000	United States Treasury Bill, 0.49% due 6/15/2017	542,664
1,350,000	United States Treasury Bill, 0.71% due 6/22/2017	1,348,132
650,000	United States Treasury Bill, 0.73% due 6/29/2017	649,220
1,350,000	United States Treasury Bill, 0.75% due 7/6/2017	1,348,614
600,000	United States Treasury Bill, 0.78% due 7/13/2017	599,058
750,000	United States Treasury Bill, 0.76% due 7/20/2017	748,731
1,200,000	United States Treasury Bill, 0.77% due 7/27/2017	1,197,772
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $8,758,389)	8,758,389

TOTAL INVESTMENTS - 109.1% (Cost $9,963,527) (a)	$9,961,017
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1)%	(833,127)
NET ASSETS - 100.0%	$9,127,890

See accompanying notes to financial statements.

Princeton Premium Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2017

No. of
Contracts		Value
	WRITTEN CALL OPTIONS - (0.1)%
(53)	S&P 500 Index	(662)
	Expiration May 5, 2017, Strike Level 2,440
(242)	S&P 500 Index	(2,420)
	Expiration May 3, 2017, Strike Level 2,440
(271)	S&P 500 Index	(3,388)
	Expiration May 5, 2017, Strike Level 2,445

	TOTAL WRITTEN CALL OPTIONS (Proceeds $9,056)	(6,470)

	WRITTEN PUT OPTIONS - (0.3)%
(53)	S&P 500 Index	(3,312)
	Expiration May 5, 2017, Strike Level 2,290
(242)	S&P 500 Index	(11,495)
	Expiration May 3, 2017, Strike Level 2,300
(271)	S&P 500 Index	(15,583)
	Expiration May 5, 2017, Strike Level 2,285

	TOTAL WRITTEN PUT OPTIONS (Proceeds $41,807)	(30,390)

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $9,949,524 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$77,842
Unrealized depreciation:	(66,349)
Net unrealized appreciation:	$11,493

*	Money market fund; interest rate reflects seven-day effective yield on April 30, 2017.

^	All or a portion of these investments are segregated as collateral for option contracts.

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2017

ASSETS
Investment securities:
At cost	$9,963,527
At fair value	$9,961,017
Cash	94,504
Due From advisor	31,489
Receivable for Fund shares sold	30,000
Interest receivable	142
Prepaid expenses and other assets	62,830
TOTAL ASSETS	10,179,982

LIABILITIES
Payable for securities purchased	998,121
Options written, at fair value (premiums received $50,863)	36,860
Payable to related parties	4,873
Distribution (12b-1) fees payable	635
Accrued expenses and other liabilities	11,603
TOTAL LIABILITIES	1,052,092
NET ASSETS	$9,127,890

Net Assets Consist Of:
Paid in capital	$8,913,074
Accumulated net investment loss	(42,026)
Accumulated net realized gain from security and option transactions	245,349
Net unrealized appreciation of investments and options written	11,493
NET ASSETS	$9,127,890

Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,243,104
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	313,654
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.34
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$10.97

Class I Shares:
Net Assets	$5,884,786
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	568,633
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.35

(a)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended April 30, 2017 *

INVESTMENT INCOME
Interest	$10,588
TOTAL INVESTMENT INCOME	10,588

EXPENSES
Investment advisory fees	35,855
Distribution (12b-1) fees:
Class A	2,488
Registration fees	26,001
Accounting services fees	15,822
Legal fees	15,074
Printing and postage expenses	10,186
Broker fees	9,665
Audit and tax fees	7,308
Transfer agent fees	6,781
Trustees fees and expenses	6,781
Compliance officer fees	6,364
Administrative services fees	5,425
Custodian fees	2,713
Insurance expense	226
Non 12b-1 shareholder servicing	95
Other expenses	1,886
TOTAL EXPENSES	152,670

Less: Fees waived and/or expenses reimbursed by the Advisor	(100,056)
NET EXPENSES	52,614

NET INVESTMENT LOSS	(42,026)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from :
Investments	(209,551)
Options Written	454,900
245,349
Net change in unrealized appreciation (depreciation) on:
Investments	(2,510)
Options Written	14,003
11,493
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	256,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$214,816

*	The Princeton Premium Fund commenced operations on November 16, 2016.

See accompanying notes to financial statements.

Princeton Premium Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2017 **
(Unaudited)
FROM OPERATIONS
Net investment loss	$(42,026)
Net realized gain from investments and options written	245,349
Net change in unrealized appreciation (depreciation) of investments and options written	11,493
Net increase in net assets resulting from operations	214,816

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,219,683
Class I	6,043,887
Payments for shares redeemed:
Class A	(65,264)
Class I	(285,232)
Net increase in net assets from shares of beneficial interest	8,913,074

TOTAL INCREASE IN NET ASSETS	9,127,890

NET ASSETS
Beginning of Period	—
End of Period *	$9,127,890
*Includes accumulated net investment loss of:	$(42,026)

SHARE ACTIVITY
Class A:
Shares Sold	320,087
Shares Redeemed	(6,433)
Net increase in shares of beneficial interest outstanding	313,654

Class I:
Shares Sold	596,883
Shares Redeemed	(28,250)
Net increase in shares of beneficial interest outstanding	568,633

**	The Princeton Premium Fund commenced operations on November 16, 2016.

See accompanying notes to financial statements.

Princeton Premium Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class I
	Period Ended	Period Ended
	April 30, 2017 (1)	April 30, 2017 (1)
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)	(0.09)
Net realized and unrealized gain on investments and options written	0.44	0.44
Total from investment operations	0.34	0.35
Net asset value, end of period	$10.34	$10.35
Total return (3)(6)	3.40%	3.50%
Net assets, at end of period (000s)	$3,243	$5,885
Ratio of gross expenses to average net assets (4)(5)(7)	6.96%	6.71%
Ratio of net expenses to average net assets (5)(7)	2.69%	2.44%
Ratio of net investment loss to average net assets (5)(7)	(2.15)%	(1.90)%
Portfolio Turnover Rate (6)	0%	0%

(1)	The Princeton Premium Fund Class A and Class I shares commenced operations on November 16, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes 0.49% for the period ended April 30, 2017 attributed to margin expense on short sales, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2017

1.	ORGANIZATION

The Princeton Premium Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation and income. The Fund commenced operations on November 16, 2016.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Advisor’s discretion. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be at amortized cost.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. When the Fund purchases or sells an option, an amount equal to the premium paid or received by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund purchases and sells call and put options on the S&P 500 Index, utilizing a premium collection strategy that implements a call spread and a put spread on the same option contract. For example, the Fund will sell a call option and put option and buy back the same call option and put option at a different price, thereby creating a defined risk trade. The difference is referred to as a “spread.” The Fund’s call spreads and put spreads each utilize the S&P 500 Index contracts, same maturity date, and same number of contracts, but the options are at different strike prices. When the option expiration date arrives, if all options are out-of-the-money, they expire worthless and the Fund will retain the cash collected when opening the position, net of any cash (premium) paid to purchase the call and put positions. This type of option strategy is sometimes referred to as an “Iron Condor.” The value of the derivative instruments outstanding as of April 30, 2017, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

As of April 30, 2017, the net change in unrealized depreciation on option purchased contracts was $29,489 and the net unrealized appreciation on options written contracts was $14,003. The unrealized appreciation on option contracts is disclosed on the Statements of Assets and Liabilities. For the period ended April 30, 2017, the Fund had realized loss of $181,217 on options purchased contracts and realized gain of $454,900 from option written contracts, as disclosed on the Statement of Operations.

Transactions in option contracts written for the Fund during the period ended April 30, 2017 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$
Options Written	13,013		648,616
Options Closed	(6,615)		(334,968)
Options Exercised	—		—
Options Expired	(5,266)		(262,785)
Outstanding at End of Period	1,132		50,863

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$8,758,389	$—	$8,758,389
Purchased Call Options	5,660	—	—	5,660
Purchased Put Options	10,920	—	—	10,920
Short Term Investment	1,186,048	—	—	1,186,048
Total	$1,202,628	$8,758,389	$—	$9,961,017
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$6,470	—	—	$6,470
Written Put Options	30,390	—	—	30,390
Total	$36,860	$—	$—	$36,860

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Options Risk – Options are subject to changes in the underlying securities or index of securities on which such instruments are based. There is no guarantee that the sub-adviser’s iron condor options strategy will be effective or that suitable transactions will be available. The Fund’s iron condor option strategy’s profit potential is limited to the net premium received when entering the trades. The potential for loss is an amount equal to the 1) difference between either the strike price of the long call and the strike price of the short call, or the strike price of the long put and the strike price of the short put, plus 2) any commissions paid. Maximum loss under the iron condor option strategy occurs from either the put or the call trade, when the underlying price is greater than or equal to the strike price of the long call or the underlying price is less than or equal to the strike price of the long put. A portion of any option premiums may be treated as short-term capital gains and when distributed to shareholders are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and NFA fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, as of or during the period ended April 30, 2017, related to uncertain tax positions taken on the return filed for the open tax year (2016) for the Princeton Premium Fund, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2017 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment advisor (the “Advisor”). The Advisor has engaged Horse Cove Partners LLC. as a sub-advisor to the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays Horse Cove Partners LLC a sub-advisory fee, computed and accrued daily and paid monthly which does not impact the financial statements of the Fund. For the period end April 30, 2017, the fund incurred advisory fees of $35,855.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses: fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses; such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor) do not exceed 2.20% and 1.95% per annum of the Fund’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the period ended April 30, 2017, the Advisor waived fees and reimbursed expenses in the amount of $100,056.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended April 30, 2017, $100,056 is subject to recapture by the Fund by October 31, 2020.

The Trust, with respect to the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the period ended April 30, 2017, the fund paid $2,488 to the distributor for Class A shares. For the period ended April 30, 2017, the Fund’s Class A shares incurred $2,488 in fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the period ended April 30, 2017, the Distributor received $27,723 in underwriting commissions for sales of Class A shares, of which $4,181 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the

Princeton Premium Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2017

implications of adopting these amendments and their impact on the financial statements and accompanying notes.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there are no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Princeton Premium Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2017

As a shareholder of the Princeton Premium Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Premium Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 16, 2016 through April 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Premium Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Net Expense Ratio
	Account Value	Account Value	During Period*	During Period **
Actual	11/16/2016	4/30/2017	11/16/2016 - 4/30/2017	11/16/2016 - 4/30/2017
Class A	$1,000.00	$1,034.00	$10.11	2.20%
Class I	1,000.00	1,035.00	8.97	1.95%

	Beginning	Ending	Expenses Paid	Net Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period **
(5% return before expenses)	11/1/2016	4/30/2017	11/1/2016 - 4/30/2017	11/1/2016 - 4/30/2017
Class A	$1,000.00	$1,015.54	$10.98	2.20%
Class I	1,000.00	1,016.80	9.74	1.95%

*	Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (165) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

Princeton Premium Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2017

Princeton Premium Fund* – Adviser: Princeton Fund Advisors, LLC

In connection with the regular meeting held on March 23-24, 2016 the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust (“NLFT” or the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Princeton Fund Advisors, LLC (“PFA”) and the Trust, with respect to the Princeton Premium Fund (“Princeton Premium” or the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that PFA was founded in 2011 and has assets under management of approximately $777 million. They noted that the adviser provides alternative asset management strategies to institutional and individual clients, and they acknowledged their familiarity with PFA because the firm advises several other series of NLFT. The Trustees reviewed the backgrounds of the key advisory personnel and noted that the individuals had extensive financial industry experience, particularly with mutual fund management. They discussed the proposed role of the adviser, noting that while all or a portion of investment decisions would be delegated to a sub-adviser, the adviser would remain responsible for portfolio monitoring and allocation decisions, as well as the ongoing due diligence, supervision and evaluation of the sub-adviser(s) responsible for managing Princeton Premium. The Trustees reasoned that based on their prior experience with the adviser, the adviser has demonstrated a solid ability to manage a mutual fund and provide substantial sub-adviser oversight. The Trustees noted that the adviser has demonstrated a strong risk management culture and a strong understanding of the proposed sub-adviser’s risk management process. They further noted that the adviser will continuously independently stress-test the Fund’s portfolio to ensure risk and return objectives are being met. The Trustees acknowledged that the adviser recently underwent a routine SEC examination, and that the adviser promptly addressed the deficiencies identified. The Trustees reasoned that the adviser’s deep 1940 Act operational and oversight experience would complement the sub-adviser’s portfolio management experience in a way that showed the potential to provide high quality service to Princeton Premium and its future shareholders.

Performance. The Trustees considered Princeton Premium’s stated investment objectives of capital appreciation and income. The Trustees discussed PFA’s proposed advisory role, noting that as adviser, the firm would be responsible for allocating fund assets to the sub-adviser(s), continued sub-adviser monitoring, and regular review of portfolio holdings. They noted the excellent historical performance of the proposed sub-adviser, noting that the performance

Princeton Premium Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2017

reviewed was for a strategy comparable to the one anticipated to be used for Princeton Premium. They noted that the adviser would also be responsible for recommending new sub-advisers and terminating existing sub-advisers, if necessary. The Trustees further noted that the adviser would be responsible for managing short-term cash not allocated to a sub-adviser. They considered that the adviser has substantial experience in serving as primary adviser and overseeing sub-advisers, and they concluded that PFA is qualified to do so for Princeton Premium.

Fees and Expenses. The Trustees considered the proposed advisory fee of 1.75%. They noted that the proposed fee was lower than the peer group average, higher than the Morningstar category average, and well within the range of the Morningstar category. They also noted that the proposed advisory fee was equal to the lowest advisory fee in the peer group. They further noted that the advisory fee was less than the advisory fees charged to comparable mutual funds managed by PFA. They considered the anticipated net expense ratio of 1.95%, noting that it was less than the averages of both the peer group and Morningstar category. The Trustees also noted that the adviser anticipated putting an expense limitation in place. They discussed the allocation of responsibilities between the adviser and proposed sub-adviser, and whether the allocation of fees between the adviser and sub-adviser was appropriate. After discussion, the Trustees concluded that the advisory fee was reasonable.

Economies of Scale. The Trustees considered whether the adviser will experience economies of scale with respect to the management of Princeton Premium. They noted that the adviser indicated its willingness to discuss breakpoints with the Trustees as the fund grows. The Trustees concluded that meaningful economies would likely not be achieved in the near term, and agreed that the matter of economies of scale would be revisited as the size of the fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees considered the anticipated profits to be realized by the adviser in connection with its relationship with Princeton Premium and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to the Fund. They noted that the adviser anticipated earning a reasonable profit, measured in dollars and as a percentage of revenues, over the first two years of operations. They considered the adviser’s assertion that the estimated profit was below the adviser’s internal profit goals. The Trustees concluded that the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the advisory agreement was in the best interests of the future shareholders of Princeton Premium Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Princeton Premium Fund.

Princeton Premium Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2017

Princeton Premium Fund* (Sub-Adviser – Horse Cove Partners LLC)

In connection with the regular meeting held on March 23-24, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between PFA and Horse Cove Partners LLC (“Horse Cove”), with respect to the Fund. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Horse Cove was founded in 2010 and manages a hedge fund and separately managed accounts. They reviewed the background of the firm’s key investment personnel who will be responsible for managing the fund and noted that they are financial industry veterans with long careers in investment management with particular experience in managing option strategies. The Trustees discussed the sub-adviser’s investment process, noting that it uses a risk-based method that employs quantitative analysis to execute option premium strategies. They further noted that the sub-adviser’s option strategy seeks to take advantage of time values and volatility while still achieving a market neutral risk profile. They considered that the sub-adviser appears to demonstrate a solid understanding of option risk and has built risk mitigation techniques into its strategy that include the monitoring of potential option exercises and margin requirements. The Trustees considered that the sub-adviser will monitor compliance with the Fund’s investment limitations through pre-trade checks and daily reconcilement. They discussed the sub-adviser’s compliance program, process for selecting brokers, and best execution procedures. The Trustees acknowledged that while Horse Cove had a relatively short operating history, its personnel were financial industry veterans with specialized knowledge of a complex investment product and years of hedge fund management experience. After discussion, the Board concluded that Horse Cove has the potential to provide high quality service to PFA, Princeton Premium and its future shareholders.

Performance. The Board reviewed the historical performance provided by the sub-adviser, noting that a composite of the sub-adviser’s separately managed accounts, net of fees, substantially outperformed the benchmark over all time periods presented. They noted that while the sub-adviser’s strategy exhibited a higher standard deviation than the benchmark, the returns achieved from the additional volatility were high enough to generate a Sharpe ratio that was substantially higher than the benchmark’s. They reasoned that the relatively volatile nature of the strategy appeared to be worthwhile for investors that could accept such volatility, and they

Princeton Premium Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2017

concluded that overall, the data presented showed that Horse Cove has been very successful in executing its strategy since inception. After further discussion, the Trustees concluded that the sub-adviser’s historical performance was very strong and should benefit the fund and its shareholders.

Economies of Scale. The Trustees considered whether the sub-adviser will experience economies of scale with respect to the managing of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. They noted that, based on its projections, the sub-adviser will benefit from some economies of scale in the second year of operations. After discussion, it was the consensus of the Trustees that a lack of breakpoints was acceptable and the shareholders will benefit from lower overall expenses as the Fund grows.

Profitability. The Trustees considered the anticipated profits to be realized by the sub-adviser in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services to be provided to the Fund. The Trustees noted that the sub-adviser estimates realizing reasonable profits during first two years of the sub-adviser’s engagement. The Trustees considered the quality of services anticipated to be provided by the sub-adviser, and they concluded the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the future shareholders of Princeton Premium Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Princeton Premium Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Horse Cove Partners LLC
1899 Powers Ferry Rd. SE
Suite 120
Atlanta, GA 30339

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/7/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 7/7/17